SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Stock option activity
	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2018	9,591,000	$0.34
Granted	3,965,000	$0.31
Expired	(315,000)	$0.65
Cancelled	(2,247,000)	$0.32
Forfeited	(794,000)	$0.54
Exercised	(622,500)	$0.28
Outstanding, December 31, 2019	9,577,500	$0.31
Granted	3,820,000	$0.28
Expired	(90,000)	$0.50
Cancelled	(1,801,250)	$0.30
Exercised	(1,233,750)	$0.24
Outstanding, December 31, 2020	10,272,500	$0.31

Stock options outstanding
Exercise	Expiry	Options Outstanding	Exercisable	Unvested
Price	Date	December 31, 2020
$0.50	August 17, 2025	720,000	90,000	630,000
$0.22	May 4, 2025	2,200,000	825,000	1,375,000
$0.33	November 15, 2024	100,000	62,500	37,500
$0.50	November 1, 2024	1,100,000	687,500	412,500
$0.20	July 29, 2024	1,475,000	1,106,250	368,750
$0.33	October 17, 2023	620,000	620,000	-
$0.28	April 6, 2023	612,500	612,500	-
$0.31	February 20, 2023	200,000	200,000	-
$0.35	September 1, 2022	880,000	880,000	-
$0.33	June 12, 2022	805,000	805,000	-
$0.49	January 12, 2022	620,000	620,000	-
$0.20	June 2, 2021	940,000	940,000	-
		10,272,500	7,448,750	2,823,750

Weighted average assumptions
	Year ended December 31,
	2020	2019	2018
Risk-free interest rate	1.46%	1.54%	1.77%
Expected life of options in years	4.06	4.45	4.4
Expected volatility	132.47%	132.75%	135.71%
Expected dividend yield	Nil	Nil	Nil
Expected forfeiture rate	12%		12%
Weighted average fair value of options granted during the year	$0.30	$0.31	$0.32

Share-based payments
	Year Ended December 31,
	2020	2019	2018
Consolidated Statement of Operations
Share based payments	770,617	707,802	553,430
	$770,617	$707,802	$553,430
Consolidated Statement of Financial Position
Gibellini exploration	124,855	79,888	87,186
Pulacayo exploration	86,772	39,139	117,871
	211,627	119,027	205,057
Total share-based payments	$982,244	$826,829	$758,487

Warrant activity
	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2018	27,318,027	$0.15
Exercised	(651,430)	$0.38
Outstanding, December 31, 2019	26,666,597	$0.15
Issued	16,691,900	$0.18
Expired	(2,759,760)	$0.48
Exercised	(14,027,670)	$0.21
Outstanding, December 31, 2020	26,571,067	$0.21

Warrants outstanding
Exercise Price	Expiry Date	Number of Warrants at December 31, 2020
$0.40	November 24, 2021	1,335,000
$0.16	May 20, 2023	4,962,000
$0.16	May 1, 2023	4,994,900
$0.26	June 13, 2022	521,590
$0.26	April 12, 2022	1,032,500
$0.26	January 13, 2022	499,990
$0.26	August 29, 2021	1,013,670
$0.26	August 13, 2021	198,237
$0.26	July 6, 2021	3,863,180
$0.26	June 2, 2021	7,500,000
$0.26	January 25, 2021	650,000
		26,571,067